Investment Property, Net - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Investment property	₩ 928,615	₩ 1,064,914	₩ 1,117,720
Fair value [member] | 6 Subsidiaries, including POSCO(Dalian) IT Center Development Co.,Ltd [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,498,136